Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	2023	2022
Bank accounts	195	95
Cash equivalents
Bank certificates of deposit (CDBs)	991	1,049
Overnight	351	294
Others	-	3

	1,342	1,346

	1,537	1,441